UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016
(Unaudited)

Notes to Financial Statements	11

Disclosure of Fund Expenses	19

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-842-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016
(Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.4%
	Shares	Value

CONSUMER DISCRETIONARY — 12.5%
Bassett Furniture Industries	22,097	$652,082
Callaway Golf	90,920	849,193
Del Taco Restaurants *	51,330	464,537
Flexsteel Industries	3,503	143,238
Johnson Outdoors, Cl A	20,220	487,909
MarineMax *	40,040	761,160
Nautilus *	23,127	407,960
Overstock.com *	42,494	619,987
Universal Electronics *	8,760	581,752
WCI Communities *	45,329	724,357
Winnebago Industries	29,940	647,902

		6,340,077

CONSUMER STAPLES — 2.2%
Landec *	22,010	247,613
Nutraceutical International *	5,194	122,526
Omega Protein *	41,070	763,491

		1,133,630

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value

ENERGY — 7.5%
Abraxas Petroleum *	147,340	$223,957
Era Group *	60,997	581,301
Evolution Petroleum	70,803	392,248
Matrix Service *	17,887	336,991
Natural Gas Services Group *	17,640	405,544
Pacific Ethanol *	173,960	822,831
Renewable Energy Group *	62,626	608,725
RigNet *	6,400	109,440
Ring Energy *	50,070	360,504

		3,841,541

FINANCIALS — 22.2%
Bridge Bancorp	29,550	899,502
CenterState Banks	34,297	558,698
Enterprise Financial Services	28,528	780,811
Equity Bancshares, Cl A *	16,910	354,603
First Busey	9,790	200,108
First Financial Northwest	31,060	423,658
Heritage Financial	46,670	861,061
Heritage Oaks Bancorp	122,702	1,024,562
Independent Bank	41,170	623,725
Kearny Financial	28,134	355,051
Mercantile Bank	11,400	274,968
Meridian Bancorp	35,933	525,341
MutualFirst Financial	32,076	843,599
Old Second Bancorp	93,139	666,875
Park Sterling	56,075	409,347
Preferred Bank	10,118	321,348
SI Financial Group	73,880	1,028,410
Southern National Bancorp of Virginia	20,930	257,439
TriCo Bancshares	26,780	720,918
Waterstone Financial	14,500	203,290

		11,333,314

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — 15.0%
Aceto	16,161	$362,491
Addus Homecare Corp *	10,443	193,196
Atrion	1,720	683,356
Cambrex *	10,871	524,417
Cynosure, Cl A *	21,041	1,029,747
HealthStream *	28,034	634,129
LeMaitre Vascular	13,820	229,136
Luminex *	18,722	376,312
Merit Medical Systems *	34,154	691,618
NeoGenomics *	44,458	361,888
Omnicell *	9,076	289,161
Providence Service *	6,973	347,534
Sagent Pharmaceuticals *	38,962	453,518
U.S. Physical Therapy	13,786	687,370
Vascular Solutions *	21,940	766,803

		7,630,676

INDUSTRIALS — 19.1%
Allied Motion Technologies	20,134	433,888
Argan	30,869	1,055,102
CRA International *	20,604	447,107
GP Strategies *	22,313	520,786
Graham	27,923	516,855
Harsco	70,510	499,916
Hill International *	89,876	381,074
Houston Wire & Cable	65,914	481,831
Hurco	6,270	203,023
Insteel Industries	31,090	901,299
Kadant	9,387	444,474
LSI Industries	75,550	955,707
Lydall *	24,152	888,552
Miller Industries	18,457	392,396
MYR Group *	19,988	509,894
Park-Ohio Holdings	4,000	101,800

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — (continued)
SIFCO Industries *	50,090	$534,460
TRC *	53,521	458,140

		9,726,304

INFORMATION TECHNOLOGY — 18.1%
Alliance Fiber Optic Products	18,682	345,991
Autobytel *	34,329	569,861
Bel Fuse, Cl B	12,895	214,831
CalAmp *	36,918	552,662
Clearfield *	38,223	709,419
ePlus *	9,900	795,861
Fabrinet *	30,514	975,533
Hackett Group	39,954	594,516
Immersion *	56,650	414,111
Information Services Group *	138,178	566,530
KVH Industries *	17,519	170,985
Mercury Systems *	15,784	331,780
PDF Solutions *	40,853	549,473
Perceptron *	26,881	123,921
Perficient *	12,360	258,077
Planet Payment *	157,421	631,258
Qumu *	25,974	129,091
Rogers *	6,048	346,913
Ultra Clean Holdings *	59,476	338,418
USA Technologies *	39,483	172,936
Zix *	115,712	431,606

		9,223,773

MATERIALS — 2.8%
Haynes International	9,050	339,646
Schnitzer Steel Industries, Cl A	12,980	267,648
TimkenSteel	8,000	101,920
UFP Technologies *	19,930	495,260

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value

MATERIALS — (continued)
Universal Stainless & Alloy *	17,500	$228,025

		1,432,499

TOTAL COMMON STOCK

(Cost $51,500,838)		50,661,814

SHORT-TERM INVESTMENT — 1.0%
SEI Daily Income Trust Government Fund, Cl A, 0.13% (A) (Cost $506,409)	506,409	506,409

TOTAL INVESTMENTS — 100.4%

(Cost $52,007,247)		$51,168,223

Percentages are based on Net Assets of $50,981,374.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2016.

Cl—Class

As of April 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with the administrative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedule of Investments.

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $52,007,247)	$51,168,223
Receivable for Investment Securities Sold	460,500
Receivable for Capital Shares Sold	8,533
Dividend and Interest Receivable	7,998
Prepaid Expenses	24,412

Total Assets	51,669,666

Liabilities:
Payable for Investment Securities Purchased	570,096
Payable for Capital Shares Redeemed	46,762
Payable due to Investment Adviser	18,800
Payable due to Administrator	11,475
Payable due to Trustees	4,570
Chief Compliance Officer Fees Payable	2,176
Payable due to Shareholder Servicing Agent (Investor Class Shares)	584
Distribution Fees Payable (Investor Class Shares)	143
Other Accrued Expenses and Other Payables	33,686

Total Liabilities	688,292

Net Assets	$50,981,374

NET ASSETS CONSIST OF:
Paid-in-Capital	$54,297,002
Accumulated Net Investment Loss	(492,413)
Accumulated Net Realized Loss on Investments	(1,984,191)
Net Unrealized Depreciation on Investments	(839,024)

Net Assets	$50,981,374

Net Asset Value, Offering and Redemption Price Per Share* -
Institutional Class Shares (unlimited authorization - no par value) ($50,311,148 ÷ 3,956,468 shares)	$12.72

Net Asset Value, Offering and Redemption Price Per Share* -
Investor Class Shares (unlimited authorization - no par value) ($670,226 ÷ 53,593 shares)	$12.51

*	Redemption price per share may vary due to the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2016
(Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$204,464

Total Investment Income	204,464

Expenses:
Investment Advisory Fees	331,627
Administration Fees	69,681
Trustees’ Fees	10,130
Chief Compliance Officer Fees	4,015
Distribution Fees (Investor Class Shares)	887
Shareholder Serving Fees (Investor Class Shares)	887
Transfer Agent Fees	44,367
Legal Fees	19,011
Registration and Filing Fees	17,518
Printing Fees	13,016
Audit Fees	10,713
Custodian Fees	2,486
Other Expenses	9,903

Total Expenses	534,241

Less:
Waiver of Investment Advisory Fees	(200,821)
Fees Paid Indirectly — Note 4	(11)

Net Expenses	333,409

Net Investment Loss	(128,945)

Net Realized Loss on Investments	(379,624)
Net Change in Unrealized Appreciation (Depreciation) on Investments	774,476

Net Realized and Unrealized Gain on Investments	394,852

Net Increase in Net Assets Resulting from Operations	$265,907

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six-Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Loss	$(128,945)	$(374,749)
Net Realized Loss on Investments	(379,624)	(1,358,252)
Net Change in Unrealized Appreciation (Depreciation) on Investments	774,476	(4,380,976)

Net Increase (Decrease) in Net Assets Resulting From Operations	265,907	(6,113,977)

Dividends and Distributions to Shareholders:
Net Capital Gains
Institutional Class	–	(4,268,605)
Investor Class	–	(302,507)

Total Dividends and Distributions to Shareholders	–	(4,571,112)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	5,730,652	16,723,844
Reinvestment of Distributions	–	1,834,585
Redeemed	(12,297,901)	(22,083,497)

Net Institutional Class Share Transactions	(6,567,249)	(3,525,068)

Investor Class Shares
Issued	159,237	337,010
Reinvestment of Distributions	–	301,428
Redemption Fees — Note 2	591	380
Redeemed	(270,201)	(4,575,778)

Net Investor Class Share Transactions	(110,373)	(3,936,960)

Net Decrease in Net Assets From Capital Share Transactions	(6,677,622)	(7,462,028)

Total Decrease in Net Assets	(6,411,715)	(18,147,117)

Net Assets:
Beginning of Period	57,393,089	75,540,206

End of Period (including accumulated net investment losses of $(492,413) and $(363,468), respectively)	$50,981,374	$57,393,089

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout the Year or Period

	Institutional Class Share
	Six-Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2012‡
			2015	2014	2013
Net Asset Value, Beginning of Period	$12.52		$14.60	$14.90	$10.34	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.03)		(0.07)	(0.08)	(0.08)	(0.03)
Net Realized and Unrealized Gain (Loss)	0.23		(1.14)	0.03 **	4.74	0.37

Total from Investment Operations	0.20		(1.21)	(0.05)	4.66	0.34

Dividends and Distributions:
Net Investment Income	–		–	–	(0.04)	–
Capital Gains	–		(0.87)	(0.25)	(0.06)	–

Total Dividends and Distributions	–		(0.87)	(0.25)	(0.10)	–

Net Asset Value, End of Period	$12.72		$12.52	$14.60	$14.90	$10.34

Total Return†	1.60%		(8.80)%	(0.38)%	45.44%	3.40%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$50,311		$56,613	$70,343	$55,741	$1,382
Ratio of Expenses to Average Net Assets	1.25	%††	1.25%	1.25%	1.25%	1.25	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.01	%††	1.81%	1.80%	2.65%	72.09	%††
Ratio of Net Investment Loss to Average Net Assets	(0.48	)%††	(0.52)%	(0.52)%	(0.64)%	(0.49	)%††
Portfolio Turnover Rate	33	%^	120%	57%	36%	17	%^

*	Per share calculations were performed using average shares for the period.
**	The amount shows for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Advisor not waived its fee and reimbursed other expenses.
††	Annualized.
^	Portfolio Turnover has not been annualized.
‡	Commenced operations on March 30, 2012.

Amount Designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout the Year or Period

	Investor Class Shares
	Six-Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2012‡
			2015	2014	2013
Net Asset Value, Beginning of Period	$12.35		$14.47	$14.85	$10.33	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.06)		(0.13)	(0.16)	(0.15)	(0.05)
Net Realized and Unrealized Gain (Loss)	0.21		(1.12)	0.03 **	4.75	0.38

Total from Investment Operations	0.15		(1.25)	(0.13)	4.60	0.33

Redemption Fees	0.01		0.00 (1)	–	0.00 (1)	–

Dividends and Distributions:
Net Investment Income	–		–	–	(0.02)	–
Capital Gains	–		(0.87)	(0.25)	(0.06)	–

Total Dividends and Distributions	–		(0.87)	(0.25)	(0.08)	–

Net Asset Value, End of Period	$12.51		$12.35	$14.47	$14.85	$10.33

Total Return†	1.30%		(9.18)%	(0.93)%	44.81%	3.30%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$670		$780	$5,197	$1,637	$58
Ratio of Expenses to Average Net Assets	1.75	%††	1.75%	1.75%	1.75%	1.55	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.51	%††	2.29%	2.31%	3.73%	331.49	%††
Ratio of Net Investment Loss to Average Net Assets	(0.97	)%††	(0.93)%	(1.06)%	(1.12)%	(0.88	)%††
Portfolio Turnover Rate	33	%^	120%	57%	36%	17	%^

*	Per share calculations were performed using average shares for the period.
**	The amount shows for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Advisor not waived its fee and reimbursed other expenses.
††	Annualized.
^	Portfolio turnover rate is for the period indicated and has not been annualized.
‡	Commenced operations on March 30, 2012.
(1)	Amount represents less than $0.01 per share.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the Thomson Horstmann & Bryant Microcap Fund (the “Fund”). The investment objective of the Fund is capital appreciation. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of micro-capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies:

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or approximately 4:00pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016
(Unaudited)

transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2016, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016
(Unaudited)

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

During the six-months ended April 30, 2016, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six-months ended April 30, 2016, the Fund did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016
(Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 30 days. For the period ended April 30, 2016 and the year ended October 31, 2015, the Fund retained redemption fees of $591 and $380, respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016
(Unaudited)

services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six-months ended April 30, 2016, the Fund paid $69,681 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six-months ended April 30, 2016, the Fund’s Investor Class Shares incurred $887 of shareholder servicing fees, an effective rate of 0.25%.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% of average daily net assets. For the six-months ended April 30, 2016, the Fund’s Investor Class Shares incurred $887 of distribution fees, an effective rate of 0.25%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six-months ended April 30, 2016, the Fund earned cash management credits of $11, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Thomson Horstmann & Bryant, Inc. (the “Adviser”) provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016
(Unaudited)

Fees and Expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.25% and 1.75% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until February 28, 2017. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.25% and 1.75% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2017. As of April 30, 2016, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the fees were waived, to the Adviser were $382,706, expiring in 2017, $404,060 expiring in 2018 and $200,821 expiring in 2019. During the six-months ended April 30, 2016, there has been no recoupment of previously waived and reimbursed fees.

6. Share Transactions:

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Share Transactions:
Institutional Class Shares
Issued	465,390	1,234,718
Reinvested	–	134,500
Redeemed	(1,029,567)	(1,668,059)

Net Institutional Class Share Transactions	(564,177)	(298,841)

Investor Class Shares
Issued	12,914	24,944
Reinvested	–	22,328
Redeemed	(22,509)	(343,238)

Net Investor Class Share Transactions	(9,595)	(295,966)

7. Investment Transactions:

For the six-months ended April 30, 2016, the Fund made purchases of $17,645,715 and sales of $23,709,797 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long- term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016
(Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long Term Capital Gain	Total
2015	$1,719,829	$2,851,283	$4,571,112
2014	$842,325	$150,846	$993,171

As of October 31, 2015, the components of Distributable Earnings (Accumulated

Losses) on a tax basis were as follows:

Capital Loss Carry Forwards	$(1,176,866)
Late-Year Loss Deferral	(363,468)
Unrealized Depreciation	(2,041,201)

Total Distributable Earnings	$(3,581,535)

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2015 through October 31, 2015, that in accordance with Federal income tax regulations, the Funds may elect to defer and treat having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss	Total
$1,176,866	$1,176,866

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016
(Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$52,007,247	$4,454,450	($5,293,474)	($839,024)

9. Other:

At April 30, 2016, 87% of the Institutional Class Shares total shares outstanding were held by one record shareholder and 79% of the Investor Class Shares total shares outstanding were held by one record shareholders, each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Subsequent Events:

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class	$1,000.00	$1,016.00	1.25%	$6.27
Investor Class	1,000.00	1,013.00	1.75	8.76
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.65	1.25%	$6.27
Investor Class	1,000.00	1,016.16	1.75	8.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

Thomson Horstmann & Bryant Microcap Fund

P.O. Box 219009

Kansas City, MO 64121

1-855-THB-FUND

(1-855-842-3863)

Adviser:

Thomson Horstmann & Bryant, Inc.

501 Merritt 7

Norwalk, CT 06851

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Fund described.

THB-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016